Subsequent Event - Additional Information (Detail) - Subsequent Event [Member] $ in Millions	2 Months Ended
Feb. 25, 2026 USD ($) shares
Number Of Common Stock Purchased During Period For Cancellation Of Stock	3,510,743
Number Of Common Stock Purchased During Period For Share Based Compensation	191,858
Cash Amount For Common Stock Repurchased Under Ncib | $	$ 214